Loans	12 Months Ended
Dec. 31, 2018
Receivables
Loans

Note 8 – Loans

For a summary of the accounting policies related to loans, interest recognition and allowance for loan losses refer to Note 2 - Summary of Significant Accounting Policies of this Form 10-K.

The Corporation has presented the loans covered by the loss-sharing agreements with the FDIC separately as “covered loans” since the risk of loss was significantly different than those not covered under the loss-sharing agreements, due to the loss protection provided by the FDIC. As discussed in Note 10, on May 22, 2018, the Corporation entered into a Termination Agreement with the FDIC to terminate all loss-share arrangements in connection with the Westernbank FDIC-assisted transaction. As a result of the Termination Agreement, assets that were covered by the loss share agreement, including covered loans in the amount of approximately $514.6 million as of March 31, 2018, were reclassified as non-covered. The Corporation now recognizes entirely all future credit losses, expenses, gains, and recoveries related to the formerly covered assets with no offset due to or from the FDIC.

As previously disclosed in Note 4, as a result of the Reliable Transaction completed on August 1, 2018, Popular Auto, LLC, acquired approximately $1.6 billion in retail auto loans and $341 million in primarily auto-related commercial loans. These loans are included in the information presented in this note.

During the year ended December 31, 2018, the Corporation recorded purchases (including repurchases) of mortgage loans amounting to $624 million and consumer loans of $205 million, compared to purchases (including repurchases) of mortgage loans of $460 million, consumer loans of $311 million, commercial loans of $2 million and leases of $2 million, during the year ended December 31, 2017.

The Corporation performed whole-loan sales involving approximately $59 million of residential mortgage loans and $30 million of commercial loans during the year ended December 31, 2018 (December 31, 2017 - $64 million of residential mortgage loans). Also, during the year ended December 31, 2018, the Corporation securitized approximately $413 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities and $94 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities, compared to $376 million and $86 million, respectively, during the year ended December 31, 2017.

Delinquency status

The following table presents the composition of loans held-in-portfolio (“HIP”), net of unearned income, by past due status, and by loan class including those that are in non-performing status or that are accruing interest but are past due 90 days or more at December 31, 2018 and 2017.

December 31, 2018
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$1,441	$112	$598	$2,151	$143,477	$145,628	$546	$-
Commercial real estate:
Non-owner occupied	92,075	839	45,691	138,605	2,183,996	2,322,601	39,257	-
Owner occupied	6,681	10,839	99,235	116,755	1,605,498	1,722,253	88,069	-
Commercial and industrial	4,137	641	55,321	60,099	3,122,062	3,182,161	55,078	243
Construction	-	-	1,788	1,788	84,167	85,955	1,788	-
Mortgage	275,367	128,104	1,043,607	1,447,078	4,986,245	6,433,323	323,565	595,525
Leasing	7,663	1,827	3,313	12,803	921,970	934,773	3,313	-
Consumer:
Credit cards	9,504	7,391	16,035	32,930	1,014,343	1,047,273	-	16,035
Home equity lines of credit	-	97	165	262	5,089	5,351	11	154
Personal	13,069	7,907	18,515	39,491	1,211,134	1,250,625	17,887	35
Auto	52,204	9,862	24,177	86,243	2,522,542	2,608,785	24,050	127
Other	566	288	14,958	15,812	128,932	144,744	14,534	424
Total	$462,707	$167,907	$1,323,403	$1,954,017	$17,929,455	$19,883,472	$568,098	$612,543
[1]	Loans HIP of $143 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2018
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$3,163	$-	$-	$3,163	$1,398,377	$1,401,540	$-	$-
Commercial real estate:
Non-owner occupied	707	288	365	1,360	1,880,384	1,881,744	365	-
Owner occupied	5,125	1,728	381	7,234	291,705	298,939	381	-
Commercial and industrial	2,354	995	73,726	77,075	1,011,078	1,088,153	330	-
Construction	-	-	12,060	12,060	681,434	693,494	12,060	-
Mortgage	13,615	3,197	11,033	27,845	774,090	801,935	11,033	-
Legacy	195	445	2,627	3,267	22,682	25,949	2,627	-
Consumer:
Credit cards	2	-	-	2	36	38	-	-
Home equity lines of credit	886	464	13,579	14,929	128,123	143,052	13,579	-
Personal	2,319	1,723	2,610	6,652	282,697	289,349	2,610	-
Other	-	-	4	4	220	224	4	-
Total	$28,366	$8,840	$116,385	$153,591	$6,470,826	$6,624,417	$42,989	$-
[1]	Loans HIP of $73 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2018
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP[3] [4]	loans	loans[5]
Commercial multi-family	$4,604	$112	$598	$5,314	$1,541,854	$1,547,168	$546	$-
Commercial real estate:
Non-owner occupied	92,782	1,127	46,056	139,965	4,064,380	4,204,345	39,622	-
Owner occupied	11,806	12,567	99,616	123,989	1,897,203	2,021,192	88,450	-
Commercial and industrial	6,491	1,636	129,047	137,174	4,133,140	4,270,314	55,408	243
Construction	-	-	13,848	13,848	765,601	779,449	13,848	-
Mortgage[1]	288,982	131,301	1,054,640	1,474,923	5,760,335	7,235,258	334,598	595,525
Leasing	7,663	1,827	3,313	12,803	921,970	934,773	3,313	-
Legacy[2]	195	445	2,627	3,267	22,682	25,949	2,627	-
Consumer:
Credit cards	9,506	7,391	16,035	32,932	1,014,379	1,047,311	-	16,035
Home equity lines of credit	886	561	13,744	15,191	133,212	148,403	13,590	154
Personal	15,388	9,630	21,125	46,143	1,493,831	1,539,974	20,497	35
Auto	52,204	9,862	24,177	86,243	2,522,542	2,608,785	24,050	127
Other	566	288	14,962	15,816	129,152	144,968	14,538	424
Total	$491,073	$176,747	$1,439,788	$2,107,608	$24,400,281	$26,507,889	$611,087	$612,543

[1]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.
[3]	Loans held-in-portfolio are net of $156 million in unearned income and exclude $51 million in loans held-for-sale.
[4]	Includes $6.9 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.8 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings and $2.1 billion at the Federal Reserve Bank ("FRB") for discount window borrowings.
[5]	Loans HIP of $216 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2017
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total		Non-covered	Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	loans HIP	loans	loans[1]
Commercial multi-family	$-	$426	$1,210	$1,636	$144,763	$146,399	$1,115	$-
Commercial real estate:
Non-owner occupied	39,617	131	28,045	67,793	2,336,766	2,404,559	18,866	-
Owner occupied	7,997	2,291	123,929	134,217	1,689,397	1,823,614	101,068	-
Commercial and industrial	3,556	1,251	40,862	45,669	2,845,658	2,891,327	40,177	685
Construction	-	-	170	170	95,199	95,369	-	-
Mortgage	217,890	77,833	1,596,763	1,892,486	4,684,293	6,576,779	306,697	1,204,691
Leasing	10,223	1,490	2,974	14,687	795,303	809,990	2,974	-
Consumer:
Credit cards	7,319	4,464	18,227	30,010	1,063,211	1,093,221	-	18,227
Home equity lines of credit	438	395	257	1,090	4,997	6,087	-	257
Personal	13,926	6,857	19,981	40,764	1,181,548	1,222,312	19,460	141
Auto	24,405	5,197	5,466	35,068	815,745	850,813	5,466	-
Other	537	444	16,765	17,746	139,842	157,588	15,617	1,148
Total	$325,908	$100,779	$1,854,649	$2,281,336	$15,796,722	$18,078,058	$511,440	$1,225,149
[1]				Non-covered loans HIP of $118 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2017
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total		Non-covered	Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	loans HIP	loans	loans[1]
Commercial multi-family	$395	$-	$784	$1,179	$1,209,514	$1,210,693	$784	$-
Commercial real estate:
Non-owner occupied	4,028	1,186	1,599	6,813	1,681,498	1,688,311	1,599	-
Owner occupied	2,684	-	862	3,546	315,429	318,975	862	-
Commercial and industrial	1,121	5,278	97,427	103,826	901,157	1,004,983	594	-
Construction	-	-	-	-	784,660	784,660	-	-
Mortgage	13,453	6,148	14,852	34,453	659,175	693,628	14,852	-
Legacy	291	417	3,039	3,747	29,233	32,980	3,039	-
Consumer:
Credit cards	3	2	11	16	84	100	11	-
Home equity lines of credit	4,653	3,675	14,997	23,325	158,760	182,085	14,997	-
Personal	3,342	2,149	2,779	8,270	289,732	298,002	2,779	-
Other	-	-	-	-	319	319	-	-
Total	$29,970	$18,855	$136,350	$185,175	$6,029,561	$6,214,736	$39,517	$-
[1]						Non-covered loans HIP of $97 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2017
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total		Non-covered	Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	loans HIP[3] [4]	loans	loans[5]
Commercial multi-family	$395	$426	$1,994	$2,815	$1,354,277	$1,357,092	$1,899	$-
Commercial real estate:
Non-owner occupied	43,645	1,317	29,644	74,606	4,018,264	4,092,870	20,465	-
Owner occupied	10,681	2,291	124,791	137,763	2,004,826	2,142,589	101,930	-
Commercial and industrial	4,677	6,529	138,289	149,495	3,746,815	3,896,310	40,771	685
Construction	-	-	170	170	879,859	880,029	-	-
Mortgage[1]	231,343	83,981	1,611,615	1,926,939	5,343,468	7,270,407	321,549	1,204,691
Leasing	10,223	1,490	2,974	14,687	795,303	809,990	2,974	-
Legacy[2]	291	417	3,039	3,747	29,233	32,980	3,039	-
Consumer:
Credit cards	7,322	4,466	18,238	30,026	1,063,295	1,093,321	11	18,227
Home equity lines of credit	5,091	4,070	15,254	24,415	163,757	188,172	14,997	257
Personal	17,268	9,006	22,760	49,034	1,471,280	1,520,314	22,239	141
Auto	24,405	5,197	5,466	35,068	815,745	850,813	5,466	-
Other	537	444	16,765	17,746	140,161	157,907	15,617	1,148
Total	$355,878	$119,634	$1,990,999	$2,466,511	$21,826,283	$24,292,794	$550,957	$1,225,149

[1]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.
[3]	Loans held-in-portfolio are net of $131 million in unearned income and exclude $132 million in loans held-for-sale.
[4]	Includes $7.1 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the FHLB as collateral for borrowings, $2.0 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.
[5]	Non-covered loans HIP of $215 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

At December 31, 2018, mortgage loans held-in-portfolio include $1.4 billion of loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the U.S. Department of Veterans Affairs (“VA”) of which $598 million are 90 days or more past due, including $134 million of loans rebooked under the GNMA buyback option, discussed below (December 31, 2017 - $1.8 billion, $1.2 billion and $840 million, respectively). Within this portfolio, loans in a delinquency status of 90 days or more are reported as accruing loans as opposed to non-performing since the principal repayment is insured. These balances include $283 million of residential mortgage loans in Puerto Rico that are no longer accruing interest as of December 31, 2018 (December 31, 2017 - $178 million). Additionally, the Corporation has approximately $69 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest at December 31, 2018 (December 31, 2017 - $58 million).

Loans with a delinquency status of 90 days past due as of December 31, 2018 include $134 million in loans previously pooled into GNMA securities (December 31, 2017 - $840 million). Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to the repurchase option are required to be reflected on the financial statements of the Bank with an offsetting liability.

The components of the net financing leases receivable at December 31, 2018 and 2017 were as follows:

(In thousands)	2018	2017
Total minimum lease payments	$781,060	$681,198
Estimated residual value of leased property (unguaranteed)	293,495	246,248
Deferred origination costs, net of fees	12,261	9,496
Less - Unearned financing income	151,881	126,797
Net minimum lease payments	934,935	810,145
Less - Allowance for loan losses	11,487	12,000
Net minimum lease payments, net of allowance for loan losses	$923,448	$798,145

At December 31, 2018, future minimum lease payments are expected to be received as follows:

(In thousands)
2019	$34,012
2020	83,797
2021	137,297
2022	197,996
2023 and thereafter	327,958
Total	$781,060

Covered loans

The following table presents the composition of loans by past due status, and by loan class including those that are in non-performing status or are accruing interest but are past due 90 days or more at December 31, 2017

December 31, 2017

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total		Covered	Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	loans HIP[2]	loans	loans
Mortgage	$16,640	$5,453	$59,018	$81,111	$421,818	$502,929	$3,165	$-
Consumer	518	147	988	1,653	12,692	14,345	188	-
Total covered loans[1]	$17,158	$5,600	$60,006	$82,764	$434,510	$517,274	$3,353	$-
[1]		Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.
[2]		Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.

Loans acquired with deteriorated credit quality accounted for under ASC 310-30

The following provides information of loans acquired with evidence of credit deterioration as of the acquisition date, accounted for under the guidance of ASC 310-30.

The outstanding principal balance of acquired loans accounted pursuant to ASC Subtopic 310-30, amounted to $2.2 billion at December 31, 2018 (December 31, 2017 - $2.5 billion). The carrying amount of these loans consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”).

The following table provides the carrying amount of acquired loans accounted for under ASC 310-30 by portfolio at December 31, 2018 and 2017.

Carrying amount
(In thousands)	December 31, 2018	December 31, 2017
Commercial real estate	$801,774	$923,424
Commercial and industrial	84,465	88,130
Construction	-	170
Mortgage	982,821	1,079,611
Consumer	14,496	17,658
Carrying amount	1,883,556	2,108,993
Allowance for loan losses	(122,135)	(119,505)
Carrying amount, net of allowance	$1,761,421	$1,989,488

At December 31, 2018, none of the acquired loans accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2018 and 2017, were as follows:

Carrying amount of acquired loans accounted for pursuant to ASC 310-30
	For the year ended
(In thousands)	December 31, 2018	December 31, 2017
Beginning balance	$2,108,993	$2,301,024
Additions	16,645	18,824
Accretion	166,272	175,121
Collections / loan sales / charge-offs	(408,354)	(385,976)
Ending balance[1]	$1,883,556	$2,108,993
Allowance for loan losses	(122,135)	(119,505)
Ending balance, net of ALLL	$1,761,421	$1,989,488
[1]	At December 31, 2018, includes $1.4 billion of loans considered non-credit impaired at the acquisition date (December 31, 2017 - $1.6 billion).

Activity in the accretable yield of acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2018	December 31, 2017
Beginning balance	$1,214,488	$1,288,983
Additions	6,535	11,218
Accretion	(166,272)	(175,121)
Change in expected cash flows	37,753	89,408
Ending balance[1]	$1,092,504	$1,214,488
[1]	At December 31, 2018, includes $0.8 billion for loans considered non-credit impaired at the acquisition date (December 31, 2017 - $0.9 billion).